Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Goodwill
Intangible assets	7,294,083	14,406,672
Property and equipment	190,489	293,613
Right-of-use assets	589,721	778,414
Deposits	26,072	128,927
Total non-current assets	8,100,365	15,607,626
CURRENT ASSETS
Accounts receivable	17,236,384	9,684,035
Contract assets	16,024,969	11,140,109
Prepayments, deposits and other receivables	4,855,371	3,523,947
Tax recoverable	388	22,386
Pledged bank deposits	188,745	195,883
Cash and cash equivalents	68,641,016	24,077,695
Total current assets	106,946,873	48,644,055
CURRENT LIABILITIES
Accounts payable	23,839,894	16,653,695
Other payables and accruals	9,381,722	6,553,317
Other derivative financial instruments		2,796,131
Warrant liabilities	1,839,808	12,449,145
Lease liabilities	574,630	492,735
Provisions	71,872	66,118
Total current liabilities	35,707,926	39,011,141
NET CURRENT ASSETS	71,238,947	9,632,914
TOTAL ASSETS LESS CURRENT LIABILITIES	79,339,312	25,240,540
NON-CURRENT LIABILITIES
Lease liabilities	31,431	292,952
Other payables		208,698
Interest-bearing borrowings		8,745,192
Deferred tax liabilities	29,272	35,540
Provisions	194,260	136,278
Total non-current liabilities	254,963	9,418,660
NET ASSETS	79,084,349	15,821,880
EQUITY
Issued capital	4,200	2,020
Reserves	79,080,149	15,819,860
TOTAL EQUITY	$ 79,084,349	$ 15,821,880